WARRANTS - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Warrant [Member] Officer	Feb. 29, 2000 Individual Owns More Than 10% Voting Power	Feb. 29, 2000 Non-Qualified Stock Options	Feb. 29, 2000 2001 Stock Option Plan
Options And Warrants [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				110.00%	85.00%	100.00%
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 457,500	$ 1,280,679
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized	$ 43,125
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	2 years
Stock Issued During Period, Shares, New Issues			3,000,000
Fair Value Assumptions, Exercise Price			$ 0.10
Share Price			$ 0.10
Fair Value Assumptions, Expected Volatility Rate			177.45%
Fair Value Assumptions, Expected Term			5 years
Fair Value Assumptions, Risk Free Interest Rate			2.50%
Fair Value Assumptions, Expected Dividend Rate			0.00%